CONTRIBUTED SURPLUS	12 Months Ended
Dec. 31, 2011
CONTRIBUTED SURPLUS
CONTRIBUTED SURPLUS

11.          CONTRIBUTED SURPLUS

Changes in the Company’s contributed surplus are shown in the following table:

Years ended December 31,	2011	2010	2009
Contributed surplus, beginning of year	$59,020	$58,575	$57,062
Transfer to share capital on exercise of stock options	(1,765)	—	—
Stock-based compensation	381	445	1,513
Contributed surplus, end of year	$57,636	$59,020	$58,575